Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant awards of stock options, stock appreciation rights or similar option-like instruments. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the timing of our disclosure of material nonpublic information.
In the event we determine to grant new awards of such items, the Company will evaluate the appropriate steps to take in relation to the foregoing.

Award Timing Method	Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the timing of our disclosure of material nonpublic information.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false